SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales [Member]
Concentration Risk [Line Items]
Concentration of sales to largest customer (in hundredths)	10.50%	9.40%	9.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of sales to largest customer (in hundredths)	12.70%	13.70%